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                               MARQUIS FUNDS(R)

                                 BALANCED FUND
                           GOVERNMENT SECURITIES FUND
                               GROWTH EQUITY FUND
                         LOUISIANA TAX-FREE INCOME FUND
                               VALUE EQUITY FUND


                       Supplement dated March 5, 1996 to
                       Prospectus dated January 29, 1996


     This Supplement provides new and additional information beyond that contained in the prospectus and should be retained and read in conjunction with such prospectus.

     Effective February, 1996, John C. Portwood assumed the responsibilities of portfolio manager for the Growth Equity Fund replacing Dean S. Mailhes. Mr. Portwood currently serves as Senior Vice President of the Adviser, portfolio manager of the Value Equity Fund and co-manager of the Balanced Fund.



                       PLEASE RETAIN FOR FUTURE REFERENCE